Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Deficit / Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] USD ($)	Quhuo Limited shareholders' (Deficit)/Equity [Member] CNY (¥)	Quhuo Limited shareholders' (Deficit)/Equity [Member] USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)
Beginning balance at Dec. 31, 2019	¥ (776,449)		¥ 17		¥ 434,151		¥ (1,212,257)		¥ (1,231)		¥ (779,320)		¥ 2,871
Beginning balance, shares at Dec. 31, 2019 | shares			14,972,760	14,972,760
Net loss	(12,600)						(8,548)				(8,548)		(4,052)
Other comprehensive loss	(7,282)								(7,282)		(7,282)
Issuance of ordinary shares in connection with initial public offering, net of offering cost	234,165		¥ 2		234,163						234,165
Issuance of ordinary shares in connection with initial public offering, net of offering cost, shares | shares			3,788,100	3,788,100
Conversion of redeemable convertible preferred shares	1,031,001		¥ 17		1,030,984						1,031,001
Conversion of redeemable convertible preferred shares,shares | shares			24,131,100	24,131,100
Non-controlling interest recognized from business combination	7,686												7,686
Share-based compensation	74,627				74,627						74,627
Ending balance at Sep. 30, 2020	551,148		¥ 36		1,773,925		(1,220,805)		(8,513)		544,643		6,505
Ending balance, shares at Sep. 30, 2020 | shares			42,891,960	42,891,960
Beginning balance at Dec. 31, 2020	602,831		¥ 36		1,779,923		(1,208,827)		(14,843)		556,289		46,542
Beginning balance, shares at Dec. 31, 2020 | shares			42,891,960	42,891,960
Net loss	(100,491)	$ (15,595)					(86,555)				(86,555)		(13,936)
Other comprehensive loss	(2,088)								(2,088)		(2,088)
Non-controlling interest recognized from business combination	(726)												(726)
Exercise of share options, Shares | shares			1,394,619	1,394,619
Exercise of share options	3,210				3,210						3,210
Share-based compensation	59,388				59,388						59,388
Ending balance at Sep. 30, 2021	¥ 562,124	$ 87,241	¥ 36	$ 6	¥ 1,842,521	$ 285,955	¥ (1,295,382)	$ (201,040)	¥ (16,931)	$ (2,628)	¥ 530,244	$ 82,293	¥ 31,880	$ 4,948
Ending balance, shares at Sep. 30, 2021 | shares			44,286,579	44,286,579